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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Key Colony Management, LLC
Address: Two Financial Centre, Suite 100
         10825 Financial Centre Parkway
         Little Rock, Arkansas 72211

Form 13F File Number: 28-12295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alex R. Lieblong
Title: President
Phone: (501) 219-2003

Signature, Place, and Date of Signing:

   /s/ Alex R. Lieblong         Little Rock, AR            August 16, 2010
 ------------------------  -------------------------  ------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          27

Form 13F Information Table Value Total:    $124,765
                                         (thousands)

List of Other Included Managers: None.

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                           FORM 13F INFORMATION TABLE

                                                                                     Sh/
                                                                                     Prn                        Voting Authority
                                                                  Value              Put/ Investment  Other   ---------------------
Name                                 Title of Class     Cusip    (x1000)    Shares   Call Discretion Managers   Sole    Shared None
------------------------------------ --------------- ----------- -------- ---------- ---- ---------- -------- --------- ------ ----
Advance America, Cash Advance
 Centers, Inc.                        Common Stock   00739W-10-7 $    993    240,552   SH    Sole      N/A      240,552
American Axle & Manufacturing
 Holdings, Inc.                       Common Stock   024061-10-3 $    799    109,000   SH    Sole      N/A      109,000
Americredit Corp.                     Common Stock   03060R-10-1 $    547     30,000   SH    Sole      N/A       30,000
Ashford Hospitality Trust Inc.        Common Stock   044103-10-9 $    934    127,416   SH    Sole      N/A      127,416
Assured Guaranty Ltd.                 Common Stock   G0585R-10-6 $  6,327    476,800   SH    Sole      N/A      476,800
Bank of America Corporation           Common Stock   060505-10-4 $ 14,370  1,000,000   SH    Sole      N/A    1,000,000
Choice Hotel International Inc.       Common Stock   169905-10-6 $    438     14,500   SH    Sole      N/A       14,500
Churchill Downs Inc.                  Common Stock   171484-10-8 $  1,754     53,487   SH    Sole      N/A       53,487
Citigroup Inc.                        Common Stock   172967-10-1 $ 19,834  5,275,000   SH    Sole      N/A    5,275,000
Comcast Corp.-Special CL A            Common Stock   20030N-20-0 $ 18,895  1,150,000   SH    Sole      N/A    1,150,000
Delta Air Lines Inc.                  Common Stock   247361-70-2 $    470     40,000   SH    Sole      N/A       40,000
FelCor Lodging Trust SER A CNV PRF
 USD1                                Preferred Stock 31430F-20-0 $     33      2,000   SH    Sole      N/A        2,000
Frontier Communications Corporation
 CL B                                 Common Stock   35906A-10-8 $     71     10,000   SH    Sole      N/A       10,000
General Communication Inc.-CL A       Common Stock   369385-10-9 $  1,343    177,000   SH    Sole      N/A      177,000
Global Crossing Ltd                   Common Stock   G3921A-17-5 $  1,057    100,000   SH    Sole      N/A      100,000
Hartford Financial Services Group
 Inc.                                 Common Stock   416515-10-4 $  9,737    440,000   SH    Sole      N/A      440,000
Home Bancshares Inc.                  Common Stock   436893-20-0 $  9,292    407,365   SH    Sole      N/A      407,365
Lakes Entertainment Inc.              Common Stock   51206P-10-9 $  2,191  1,432,088   SH    Sole      N/A    1,432,088
Lodgenet Interactive Corp             Common Stock   540211-10-9 $    258     69,622   SH    Sole      N/A       69,622
MBIA Inc.                             Common Stock   55262C-10-0 $  3,394    605,000   SH    Sole      N/A      605,000
MELA Sciences Inc.                    Common Stock   55277R-10-0 $  5,520    741,896   SH    Sole      N/A      741,896
MGIC Investment Corp.-Wis             Common Stock   552848-10-3 $ 10,094  1,465,000   SH    Sole      N/A    1,465,000
ProShares Trust UltraShort 20+ Year
 Treasury                                  ETF       74347R-29-7 $    532     15,000   SH    Sole      N/A       15,000
Radian Group Inc.                     Common Stock   750236-10-1 $  4,597    635,000   SH    Sole      N/A      635,000
Sprint Nextel Corp                    Common Stock   852061-10-0 $    170     40,000   SH    Sole      N/A       40,000
Synovus Financial Corp                Common Stock   87161C-10-5 $    330    130,000   SH    Sole      N/A      130,000
Zions Bancorporation                  Common Stock   989701-10-7 $ 10,785    500,000   SH    Sole      N/A      500,000